Expense Example, No Redemption - Allspring Spectrum Multi-Asset Funds - Classes A, C, Administrator & Institutional - Class C	Apr. 30, 2026 USD ($)
Spectrum Aggressive Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 179
Expense Example, No Redemption, 3 Years	560
Expense Example, No Redemption, 5 Years	967
Expense Example, No Redemption, 10 Years	2,103
Spectrum Conservative Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	181
Expense Example, No Redemption, 3 Years	575
Expense Example, No Redemption, 5 Years	994
Expense Example, No Redemption, 10 Years	2,163
Spectrum Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	182
Expense Example, No Redemption, 3 Years	578
Expense Example, No Redemption, 5 Years	999
Expense Example, No Redemption, 10 Years	2,174
Spectrum Income Allocation Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	180
Expense Example, No Redemption, 3 Years	595
Expense Example, No Redemption, 5 Years	1,035
Expense Example, No Redemption, 10 Years	2,260
Spectrum Moderate Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	180
Expense Example, No Redemption, 3 Years	570
Expense Example, No Redemption, 5 Years	985
Expense Example, No Redemption, 10 Years	$ 2,143